Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of share capital, reserves and other equity interest [Abstract]
Share capital	Share capital
In April 2025, the Company received approval from the TSX to implement a Normal Course Issuer Bid ("NCIB") pursuant to which the Company may purchase up to a maximum of 5% of its issued and outstanding common shares during the period commencing April 3, 2025 and ending April 2, 2026. As at December 31, 2025, the Company repurchased and cancelled 2 million common shares for $10 million under the NCIB. The Company is allowed to repurchase its common shares, through the facilities of the TSX, the NYSE American and other designated exchanges or alternative trading systems or by such other means as may be permitted by applicable Canadian and U.S. securities laws. Subsequent to December 31, 2025, the Company repurchased and cancelled a further 5 million shares for $24 million under the NCIB.

The Company’s authorized share capital consists of an unlimited number of common shares and an unlimited number of preferred shares. As at December 31, 2025, the Company had 1,340,621,856 common shares outstanding. No preferred shares were outstanding.

During the year ended December 31, 2025, the Company paid a quarterly dividend of $0.02 per share totalling $107 million for the year. Of this amount, $3 million was paid through the issuance of 1 million shares under the Company's Dividend Re-investment Plan ("DRIP"). During the year ended December 31, 2024, the Company paid a quarterly dividend of $0.04 per share totalling $211 million for the year. Of this amount, $25 million was paid through the issuance of 9 million shares under the Company's DRIP. The dividends have been recognized in retained deficit in the Consolidated Statement of Changes in Equity during the respective period.

Subsequent to December 31, 2025, on February 18, 2026, B2Gold’s Board of Directors declared a cash dividend for the first quarter of 2026 of $0.02 per common share, payable on March 19, 2026, to shareholders of record as of March 6, 2026.

During the year ended December 31, 2025, the Company issued 2 million flow-through shares for cash proceeds of $14 million. The flow-through premium of $4 million was booked to Other Current Liabilities in the Consolidated Balance Sheet at December 31, 2025. In conjunction with the issuance of the flow-through shares, the Company has committed to spending Cdn. $20 million on eligible exploration expenditures in Canada by December 31, 2026.

During the year ended December 31, 2024, the Company issued 3 million flow-through shares for cash proceeds of $10 million. The flow-through premium of $3 million was booked to Other Current Liabilities in the Consolidated Balance Sheet at December 31, 2024. In conjunction with the issuance of the flow-through shares, the Company spent Cdn. $15 million on eligible exploration expenditures in Canada during the year ended December 31, 2025, and the flow through premium was recognized in Other income (expense) in the Consolidated Statements of Operations during the period.
During 2025, the Company received $66 million (2024 - $3 million) pursuant to the exercise of 20 million (2024 – 1 million) stock options.

Stock options

During the year ended December 31, 2025, 4 million stock options were granted to employees with exercise prices ranging from Cdn. $3.85 to Cdn. $6.19 per share. These stock options have a term of up to five years and vest over a period of up to three years. The estimated fair value when granted of these options totalling $3 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 2.8%, an expected life of up to 3 years, an expected volatility of up to 40% and a dividend yield rate of up to 3.0%.

During 2024, approximately 22 million stock options were granted to employees and directors with exercise prices ranging from Cdn. $3.48 to Cdn. $4.40 per share. These stock options have a term of up to five years and vest over a period of up to three years. The estimated fair value when granted of these options totalling $11 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 3.8%, an expected life of up to 3 years, an expected volatility of up to 38% and a dividend yield rate of up to 6.2%.

Option pricing models require the input of subjective assumptions regarding the expected volatility. The Company calculates expected volatility based on the historical volatility of its stock price. Changes in this assumption can materially affect the fair value estimate.

For the year ended December 31, 2025, share-based payments expense, relating to the vesting of stock options, was $5 million (2024 - $5 million), net of $1 million (2024 - $1 million) capitalized to mining interests.

A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2023	30,967	5.09
Granted	22,064	3.71
Exercised	(1,247)	3.39
Forfeited or expired	(1,579)	5.01
Outstanding at December 31, 2024	50,205	4.53
Granted	3,810	4.83
Exercised	(19,639)	4.68
Forfeited or expired	(2,419)	4.81
Outstanding at December 31, 2025	31,957	4.46

During the year ended December 31, 2025, 20 million (2024 – 1 million) stock options were exercised. The weighted average share price at the time of exercise was Cdn. $6.51 (2024 – Cdn. $4.09).

Stock options outstanding and exercisable as at December 31, 2025, are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.95 – 2.99	6	1.39	2.95	6	2.95
3.00 – 3.99	15,664	4.11	3.69	7,933	3.69
4.00 – 4.99	5,616	3.32	4.45	3,021	4.44
5.00 – 5.99	8,743	1.87	5.45	6,963	5.46
6.00 – 6.99	1,928	1.14	6.24	1,617	6.25
	31,957	3.18	4.46	19,540	4.65
Restricted share unit plan

The Company has a Restricted Share Unit Plan (the “RSU Plan”) whereby restricted share units (“RSUs”) may be granted to directors, executive officers and employees of the Company. Once vested, each RSU is redeemable for one common share entitling the holder to receive the common share for no additional consideration.

During the year ended December 31, 2025, the Company granted approximately 3 million (2024 – 2 million) RSUs to executive officers and employees of the Company. One-third of the RSUs vest one year from the grant date, another one-third will vest two years from the grant date with the remainder vesting three years from the grant date. The total estimated fair value of the RSU granted was approximately $8 million (2024 - $6 million) based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as a share-based payments expense over the vesting period.

For the year ended December 31, 2025, share-based payments expense relating to the vesting of RSUs was $7 million (2024 - $7 million).

Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2023	3,322
Granted	2,382
Vested and converted to common shares	(1,625)
Reinvested dividend equivalents	277
Outstanding at December 31, 2024	4,356
Granted	2,802
Vested and converted to common shares	(2,223)
Forfeited	(26)
Reinvested dividend equivalents	118
Outstanding at December 31, 2025	5,027

Deferred share unit plan

The Company has a Deferred Share Unit plan (the "DSU plan") for the benefit of the directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of deferred share units ("DSUs"). The number of DSUs granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSUs by the volume weighted average trading price of the common shares on the stock exchange on which the majority of the volume of trading of the shares occurred over the relevant period for the five trading days immediately preceding the date of grant. In addition, the Board may, at its discretion, grant additional DSUs to plan participants. Each eligible director is required to hold DSUs received until the eligible director ceases to be a director of the Company, following which the DSUs will be settled in cash. As the DSUs are cash settled, they are recorded as a liability at fair market value on the Consolidated Balance Sheet with changes in the fair value being recognized as a share-based payment expense or recovery in the Consolidated Statement of Operations.

For the year ended December 31, 2025, the Company issued 0.5 million DSUs (2024 - 0.5 million) with a fair market value of $1 million (2024 - $1 million) to directors of the Company. During the year ended December 31, 2025, 0.5 million (2024 - 0.1 million) DSUs valued at $1.8 million (2024 - $0.3 million) were released. As at December 31, 2025, there were 2.2 million DSUs outstanding (2024 - 2.2 million). For the year ended December 31, 2025, share-based payments expense relating to DSUs was $6 million (2024 - expense of $0.1 million). As at December 31, 2025, the Company had an $11 million (2024 - $5 million) liability related to the outstanding DSUs, recorded as part of Other current liabilities in the Consolidated Balance Sheet.

Performance share unit plan

The Company has a Performance Share Unit plan (the "PSU plan") for the benefit of officers, employees and eligible consultants. Under the plan, eligible participants will receive shares based on the achievement of certain defined performance measures over a defined period of time. The number of shares receivable shall be 0% to 200% of the performance share units ("PSUs") awarded, with the factor applied being dependent on the extent to which the defined performance measures have been achieved.

PSU grants, when vested, can be settled in cash (instead of shares) at the Company’s sole discretion. The cash settlement option does not impact the accounting treatment of the PSUs.

During the year ended December 31, 2025, the Company granted 2 million PSUs to employees comprised of two equal 50% tranches. Vesting of tranche one of the PSUs granted will depend on the growth of the Company's free cash flow and the number of shares that may vest will be between 0% to 200% of the number of tranche one PSUs. The estimated fair value when granted of this portion of $3 million was calculated based on the fair value of the Company's stock on the date of the grant and the expected increase in the free cash flow. Vesting of tranche two of the PSUs granted will depend on total shareholder return of the Company compared to a group of peer companies over the period January 1, 2025 to December 31, 2027. The number of shares that may vest will be between 0% and 200% of the number of tranche two PSUs. The estimated fair value when granted of the tranche two PSUs of $4 million was calculated using a risk-neutral Monte Carlo simulation based on a correlated Geometric Brownian Motion. The model used historical share price volatility ranging from 39% to 77% for the group, and a Canadian risk-free annual interest rate of 2.75%. The fair value of both tranches is being recognized over the vesting period.

During the year ended December 31, 2024, the Company granted 3 million PSUs to employees comprised of two equal 50% tranches. Vesting of tranche one of the PSUs granted will depend on the growth of the consolidated production profile and the number of shares that may vest will be between 0% to 200% of the number of tranche one PSUs. The estimated fair value when granted of this portion of $3 million was calculated based on the fair value of the Company's stock on the date of the grant and the expected increase in the production profile. Vesting of tranche two of the PSUs granted will depend on total shareholder return of the Company compared to a group of peer companies over the period January 1, 2024 to December 31, 2026. The number of shares that may vest will be between 0% and 200% of the number of tranche two PSUs. The estimated fair value when granted of the tranche two PSUs of $3 million was calculated using a risk-neutral Monte Carlo simulation based on a correlated Geometric Brownian Motion. The model used historical share price volatility ranging from 26% to 66% for the group, a Canadian risk-free annual interest rate of 4.19%, and a United States risk-free annual interest rate of 4.52%. The fair value of both tranches is being recognized over the vesting period.

During the year ended December 31, 2025, the Company issued 0 million shares (2024 - 1 million shares) on the vesting of PSUs. As at December 31, 2025, 7 million PSUs were outstanding under the plan (2024 - 6 million). For the year ended December 31, 2025, share-based payments expense relating to PSUs was $6 million (2024 - $8 million).

Earnings per share
The following is the calculation of basic and diluted earnings per share:

	2025	2024
	$	$

Net income (loss) (attributable to shareholders of the Company)	401,908	(629,891)
Interest expense on convertible senior secured notes	7,723	—
Net income (loss) (attributable to shareholders of the Company) used in calculating diluted earnings per share	409,631	(629,891)

Basic weighted average number of common shares outstanding (in thousands)	1,325,322	1,308,850

Effect of dilutive securities:
Convertible senior unsecured notes	144,996	—
Stock options	4,992	—
Restricted share units	2,025	—
Performance share units	3,523	—
Diluted weighted average number of common shares outstanding (in thousands)	1,480,858	1,308,850

Earnings (loss) per share (attributable to shareholders of the Company)
Basic	$0.30	$(0.48)
Diluted	$0.28	$(0.48)